Share-based compensation - Compensation expense for different awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Stock-based compensation expense	¥ 19,781	¥ 20,339	¥ 28,245
Vesting of restricted shares
Share-based compensation
Stock-based compensation expense	0	0	0
RSUs
Share-based compensation
Stock-based compensation expense	3,290	10,499	17,878
Employee Stock Option
Share-based compensation
Stock-based compensation expense	¥ 16,491	¥ 9,840	¥ 10,367